Segment Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Segmented operating revenues	$ 581	$ 1,062
Cost of revenues	259	699
Gross profit	322	363
Total operating expenses net of depreciation, amortization, and impairment	9,843
Depreciation and amortization	286	3,357
Other expense	(2,332)
Loss from continuing operations	(12,139)	(11,405)
Segmented assets as of March 31, 2020
Property and equipment, net	3,965	824
Oil and Gas Properties	6,135
Intangible assets, net	2,350
Capital expenditures
Commodities [Member]
Segmented operating revenues	233
Cost of revenues	94
Gross profit	139
Total operating expenses net of depreciation, amortization, and impairment	66
Depreciation and amortization	4
Other expense	(17)
Loss from continuing operations	52
Segmented assets as of March 31, 2020
Property and equipment, net	3,423
Oil and Gas Properties	6,135
Intangible assets, net	9,353
Capital expenditures
Financial Services [Member]
Segmented operating revenues	175
Cost of revenues
Gross profit	175
Total operating expenses net of depreciation, amortization, and impairment	729
Depreciation and amortization
Other expense
Loss from continuing operations	(554)
Segmented assets as of March 31, 2020
Property and equipment, net
Oil and Gas Properties
Intangible assets, net	3,222
Capital expenditures
Technology [Member]
Segmented operating revenues	173
Cost of revenues	165
Gross profit	8
Total operating expenses net of depreciation, amortization, and impairment	9,048
Depreciation and amortization	282
Other expense	(2,315)
Loss from continuing operations	(11,637)
Segmented assets as of March 31, 2020
Property and equipment, net	542
Oil and Gas Properties
Intangible assets, net
Capital expenditures